Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (Loss)	$ (7,876)	$ 20,115
Adjustments to Reconcile Net Income (Loss) to Net Cash Used in Operating Activities:
Accounts receivable	17,792	(20,239)
Accounts receivable - related party		14,437
Other receivables		(5,725)
Inventories	8,875	(25,854)
Advances to suppliers	493,923	178,059
Accounts payable	(4,686)	1,124
Advance from customers	(13,085)	(100,986)
Payroll payable	(2,548)	4,159
Taxes payable	(934)	(13,904)
Other payables	(46,164)	(53,783)
Net Cash Used in Operating Activities	445,297	(2,597)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from related parties	42,360	41,266
Repayments to related parties	(393,442)	(157,185)
Net Cash Provided by (Used in) Financing Activities	(351,082)	(115,919)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of fixed assets
Net Cash Used in Investing Activities
Effect Of Exchange Rate Changes On Cash	1,861	(1,009)
Net increase (decrease) in Cash, cash equivalents and restricted cash	96,076	(119,525)
Cash, cash equivalents and restricted cash, beginning of period	49,864	133,479
Cash, cash equivalents and restricted cash, end of period	145,940	13,954
Supplemental Disclosure of Cash Flow Information:
Interest	38	25
Income taxes